Stock Option Plans and 401(k) Plan (Details 1)	12 Months Ended
Mar. 31, 2014 $ / shares
Minimum [Member]
Exercise price	$ 8
Market price on date of grant	$ 8
Risk-free interest rate	1.08%
Expected (years)	6 years 3 months
Volatility	87.90%
Fair value per share at grant date	$ 6.38
Maximum [Member]
Exercise price	16.40
Market price on date of grant	$ 16.40
Risk-free interest rate	2.53%
Expected (years)	10 years
Volatility	103.20%
Fair value per share at grant date	$ 13.63